FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _2/29/12

Item 1. Schedule of Investments.

13524-1

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited)

Municipal Bonds 89.9%
California 87.6%
ABAG Finance Authority for Nonprofit Corps. Revenue,
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$4,260,000	$4,379,110
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	7,871,100
Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27	2,205,000	2,169,985
Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34	5,260,000	4,910,052
Alameda CFD No.2 Special Tax, Refunding, 6.125%, 9/01/16	770,000	779,856
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27	5,115,000	5,171,009
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon Road East,
5.00%, 9/02/30	2,020,000	1,944,513
5.10%, 9/02/35	1,695,000	1,595,537
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	5,955,334
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,050,000	2,943,280
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,335,000	3,706,886
Azusa Special Tax,
CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/27	2,570,000	2,308,297
Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	9,040,000	7,488,917
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	1,883,145
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	742,183
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,137,750
Series B, 5.35%, 9/01/28	935,000	935,870
Series B, 5.40%, 9/01/35	1,390,000	1,379,019
Series C, 5.45%, 9/01/27	6,435,000	6,225,927
Series C, 5.50%, 9/01/29	855,000	853,093
Series C, 5.50%, 9/01/35	1,035,000	1,008,380
Series C, 5.50%, 9/01/35	3,995,000	3,745,073
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,153,748
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
5.00%, 9/02/25	3,195,000	2,872,241
5.125%, 9/02/30	4,400,000	3,857,392
5.15%, 9/02/35	1,675,000	1,428,775
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,183,000
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	8,965,000	9,043,175
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, Los Angeles
County Securitization Corp., 5.70%, 6/01/46	3,000,000	2,302,110
California Educational Facilities Authority Revenue,
College and University Financing Program, 5.00%, 2/01/30	2,995,000	2,736,382
College and University Financing Program, Refunding, 5.00%, 2/01/26	1,000,000	953,660
San Francisco University, 6.125%, 10/01/36	2,000,000	2,299,120
California Health Facilities Financing Authority Revenue,
Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28	2,500,000	2,502,175
Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33	4,000,000	4,847,960
California Municipal Finance Authority COP, Community Hospitals of Central California,
5.25%, 2/01/24	5,000,000	5,238,400
5.375%, 2/01/29	7,000,000	7,279,720
5.50%, 2/01/39	10,600,000	10,812,742
5.25%, 2/01/46	16,990,000	16,698,452
California Municipal Finance Authority Revenue,
Biola University, Refunding, 5.625%, 10/01/23	6,000,000	6,730,200
Biola University, Refunding, 5.80%, 10/01/28	7,500,000	8,153,775
Biola University, Refunding, 5.875%, 10/01/34	6,000,000	6,427,320
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,691,900
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,995,850
Loma Linda University, 5.00%, 4/01/37	495,000	501,836
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,323,520
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,117,960
FGIC Insured, 6.00%, 8/01/19	30,000	30,676

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited) (continued)
CFD No. 2005-2, 5.00%, 9/01/36	815,000	741,177
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,065,000	4,112,276
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,013,740
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,561,218
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,303,915
Improvement Area B, 6.00%, 9/01/34	3,690,000	3,714,465
Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25	2,105,000	2,141,711
Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34	2,000,000	2,012,940
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	700,000	687,295
Norco Special Tax, CFD No. 02-1, 6.50%, 3/01/33	1,145,000	1,176,476
North Natomas CFD Special Tax, No.4, Series B, 6.375%, 9/01/31	4,220,000	4,241,142
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21,7.10% thereafter, 8/01/38	6,600,000	4,315,080
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	2,935,000	2,810,938
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02133	1,745,000	1,749,973
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,381,240
Oro Grande Elementary School District COP, 5.875%, 9/15/37	14,000,000	14,653,800
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,259,181
Oxnard Special Tax, CFD No.3, Seabridge, 5.00%, 9/01/35	3,495,000	3,499,823
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,586,800
6.75%, 11/01/39	10,000,000	10,797,400
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	2,078,250
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,130,000	1,109,095
5.20%, 9/01/24	1,505,000	1,460,618
5.25%, 9/01/29	3,585,000	3,355,130
5.30%, 9/01/35	4,200,000	3,807,678
Perris CFD No. 2001-1 Special Tax,
Improvement Area No.4, May Farms, Series A, 5.00%, 9/01/25	1,415,000	1,279,316
Improvement Area No.4, May Farms, Series A, 5.10%, 9/01/30	865,000	770,758
Improvement Area No.4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	955,740
Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/26	565,000	525,817
Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/37	1,540,000	1,372,540
Perris CFD No. 2002-1 Special Tax, Series A,
6.375%, 9/01/23	1,415,000	1,458,327
6.50%, 9/01/29	1,970,000	2,021,713
6.50%, 9/01/33	2,035,000	2,086,485
Perris CFD No. 2004-3 Special Tax, Improvement Area No.2, Series A, 5.30%, 9/01/35	1,370,000	1,344,724
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	3,004,821
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,905,443
5.35%, 10/01/36	3,410,000	3,172,289
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,196,540
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,296,472
Porterville PFA Sewer Revenue, 5.625%, 10/01/36	5,000,000	5,748,000
Poway USD Special Tax,
CFD No.6, 4S Ranch, 5.125%, 9/01/35	6,000,000	5,859,840
CFD No.6, Improvement Area B, 5.125%, 9/01/36	5,035,000	4,914,915
CFD No. 14, Area A, 5.125%, 9/01/26	1,770,000	1,751,273
CFD No. 14, Area A, 5.25%, 9/01/36	5,225,000	4,857,421
CFD No. 14, Del Sur, 5.125%, 9/01/26	2,200,000	2,161,390
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,228,563
5.375%, 9/01/30	1,650,000	1,626,240
5.375%, 9/01/37	7,130,000	6,648,511
5.50%, 9/01/37	2,635,000	2,544,013
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%, 7/01/47	4,355,000	4,120,483
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22,6.20% thereafter, 8/01/31	2,750,000	1,765,390
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,141,800
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	17,000,000	1,763,750
Rio Elementary School District Special Tax, CFD No.1, 5.20%, 9/01/35	5,000,000	4,522,850
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85%
thereafter, 8/01/42	13,000,000	7,456,670

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited) (continued)
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	1,501,236
8/01/43	8,750,000	1,461,600
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,500,839
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,664,669
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,172,230
Housing, Series A, 7.125%, 10/01/42	1,750,000	1,945,580
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,326,408
Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01113	2,225,000	2,254,481
Riverside USD Special Tax,
CFD No. 13, Improvement Area 1, 5.375%, 9/01/34	2,320,000	2,213,767
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,051,884
CFD No. 15, Improvement Area 1, 5.45%, 9/01/25	2,970,000	3,011,996
CFD No. 15, Improvement Area 1, 5.55%, 9/01/30	2,390,000	2,417,055
CFD No. 15, Improvement Area 1, 5.60%, 9/01/34	2,000,000	2,013,340
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,733,270
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,231,931
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,489,575
CFD No. 17, Aldea, 5.125%, 9/01/35	1,425,000	1,323,113
CFD No. 18,5.00%,9/01/34	1,125,000	1,080,956
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,429,285
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,786,564
Romoland School District Special Tax,
CFD No.1, Improvement Area 1, 5.45%, 9/01/38	3,215,000	3,175,038
CFD No.1, Improvement Area 2, 5.375%, 9/01/38	3,060,000	2,800,206
CFD No. 2004-1, Improvement Area No.3, 6.125%, 9/01/34	1,215,000	1,253,552
CFD No. 2004-1, Improvement Area No.3, 6.25%, 9/01/41	3,355,000	3,461,152
Roseville Special Tax, CFD No.1,
Fiddyment Ranch, 5.00%, 9/01/17	1,495,000	1,522,030
Fiddyment Ranch, 5.00%, 9/01/19	980,000	987,036
Fiddyment Ranch, 5.125%, 9/01/21	980,000	984,861
Fiddyment Ranch, 5.00%, 9/01/24	1,010,000	971,862
Fiddyment Ranch, 5.00%, 9/01/25	1,020,000	986,003
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,654,976
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,249,442
Longmeadow, 5.00%, 9/01/36	2,370,000	2,095,507
Stone Point, 6.375%, 9/01/24	1,750,000	1,796,323
Stone Point, 6.375%, 9/01/28	2,500,000	2,545,575
Westpark, 5.15%, 9/01/30	5,500,000	5,278,295
Westpark, 5.20%, 9/01/36	4,500,000	4,193,685
Roseville Westpark CFD No.1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	1,012,350
5.25%, 9/01/37	1,600,000	1,499,744
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	1,525,200
8/01/39	15,000,000	3,390,900
8/01/42	10,750,000	2,046,907
Sacramento County Airport System Revenue, senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,285,670
Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35	1,515,000	1,427,994
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	2,201,619
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,881,000
7.50%, 12/01/41	5,000,000	5,652,900
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	5,590,000	4,890,300
9/01/16	1,500,000	1,270,395
9/01/19	1,800,000	1,235,664
9/01/20	1,800,000	1,157,526
9/01/21	1,800,000	1,084,572
9/01/22	1,900,000	1,070,498
9/01/23	1,900,000	1,002,554
9/01/24	1,900,000	942,761
9/01/25	1,900,000	880,745
9/01/26	1,900,000	824,999

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited) (continued)
9/01/27	1,900,000	766,764
9/01/28	1,900,000	718,732
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment, Series A, 5.625%, 9/01/40	2,315,000	2,306,828
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,091,320
San Diego USD, GO,
Election of 2008, Series A, zero cpn. to 7/01/19,6.00% thereafter, 7/01/33	10,000,000	7,379,400
Series C, zero cpn. to 7/01/30,6.625% thereafter, 7/01/47	26,025,000	10,614,817
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 6.75%, 8/01/41	1,000,000	1,119,140
Mission Bay South Redevelopment, Series D, 7.00%, 8/01/33	1,000,000	1,090,460
Mission Bay South Redevelopment, Series D, 6.625%, 8/01/39	2,265,000	2,442,395
Mission Bay South Redevelopment, Series D, 7.00%, 8/01/41	1,500,000	1,624,800
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,823,475
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	915,030
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero
cpn.,8/01/30	3,900,000	1,422,798
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,620,420
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,029,730
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	24,798,757
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	7,738,975
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	12,636,610
junior lien, ETM, zero cpn., 1/01/28	19,150,000	12,219,040
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,267,269
senior lien, 5.00%, 1/01/33	32,865,000	27,809,706
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	12,132,420
San Marcos Public Facilities Authority Special Tax Revenue,
Refunding, Series A, 5.65%, 9/01/36	5,180,000	5,182,849
Series A, 5.05%, 9/01/38	3,250,000	2,882,100
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,870,000	1,871,103
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,532,370
6.00%, 9/01/42	5,000,000	5,100,550
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00%
thereafter, 8/01/36	8,000,000	4,990,080
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	2,979,580
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,009,466
8/01/41	2,820,000	3,118,694
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	1,705,680
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,233,101
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,076,680
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	2,040,000	2,059,706
Siskiyou Union High School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	1,675,073
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,299,936
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,205
Sl. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	5,436,100
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
6.20%, 9/02123	2,955,000	3,015,962
6.30%, 9/02133	3,390,000	3,448,342
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	6,650,350
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%, 9/01/25	3,500,000	3,671,185
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,163,492
5.875%, 6/01/35	1,660,000	1,661,428
6.00%, 6/01/45	6,180,000	6,223,198
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	2,062,264
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No.1, Series A, 7.00%, 8/01/39	2,100,000	2,373,231
sub. lien, Escrow, Redevelopment Project No.1, 5.625%, 12/15/38	1,970,000	1,825,126
Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36	1,000,000	929,350
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	3,671,100
Asset-Backed, Series A-1, 5.50%, 6/01/45	1,535,000	1,044,168

Franklin Municipal Securities Trust
Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,073,713
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation		
Bonds, Refunding, Series C, zero cpn., 6/01/46	25,000,000	802,500
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	1,739,320
Truckee-Donner PUD Special Tax, CFD No. 04-1,		
5.20%, 9/01/25	3,000,000	2,458,320
5.75%, 9/01/29	2,975,000	2,490,105
5.25%, 9/01/30	5,050,000	3,944,353
5.30%, 9/01/35	7,395,000	5,590,768
5.80%, 9/01/35	4,630,000	3,753,634
Tulare RDA Tax Allocation, Merged Tulare Redevelopment, Series A, 6.25%, 8/01/40	3,540,000	3,590,516
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,289,200
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,049,887
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,146,158
Tustin USD Special Tax,		
5.75%, 9/01/30	1,000,000	1,034,580
6.00%, 9/01/40	3,000,000	3,076,110
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,		
5.90%, 9/01/24	2,380,000	2,418,961
6.00%, 9/01/34	2,000,000	2,020,060
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	4,265,000	4,321,469
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Limited Obligation,		
5.00%, 9/02/25	1,050,000	967,512
5.20%, 9/02/30	1,355,000	1,234,879
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	7,776,300
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	1,340,265
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,094,785
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,		
7.25%, 9/01/31	1,000,000	1,110,840
7.50%, 9/01/42	5,000,000	5,601,950
West Sacramento Special Tax, CFD No. 20,		
5.125%, 9/01/25	500,000	493,060
5.30%, 9/01/35	1,740,000	1,672,244
Westside USD, CFD No. 2005-3 Special Tax, 5.00%,		
9/01/26	700,000	659,351
9/01/36	2,045,000	1,796,144
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,066,025
Woodland Finance Authority Water Revenue, 6.00%,		
3/01/36	1,000,000	1,160,410
3/01/41	1,500,000	1,729,530
Woodland Special Tax, CFD No. 1,		
6.00%, 9/01/28	5,000,000	4,877,950
6.25%, 9/01/34	6,615,000	6,551,893
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,012,927
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,		
5.00%, 9/01/26	1,000,000	1,026,600
5.375%, 9/01/30	1,800,000	1,865,628
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,		
5.50%, 6/01/28	2,110,000	2,094,154
5.75%, 6/01/38	5,485,000	5,418,577
		1,469,879,753
U.S. Territories 2.3%		
Guam 1.3%		
Guam Government GO,		
Refunding, Series A, 5.00%, 11/15/23	7,245,000	7,244,493
Refunding, Series A, 5.25%, 11/15/37	6,500,000	5,968,105
Series A, 7.00%, 11/15/39	5,000,000	5,338,850
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,032,680
		22,584,128
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	1,555,000	1,486,471
Puerto Rico 0.9%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	9,000,000	9,583,290

Franklin Municipal Securities Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Series A, 6.00%, 7/01/44	5,000,000	5,388,400
		14,971,690
Total U.S. Territories		39,042,289
Total Municipal Bonds before Short Term Investments (Cost $1,443,132,011)		1,508,922,042
Short Term Investments 8.5%		
Municipal Bonds 8.5%		
California 8.5%		
[b]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.20%, 12/01/36	7,700,000	7,700,000
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.10%, 11/01/26	32,300,000	32,300,000
Series F, Daily VRDN and Put, 0.08%, 11/01/26	12,000,000	12,000,000
[b]California State Economic Recovery GO,		
Series C-3, Daily VRDN and Put, 0.07%, 7/01/23	27,650,000	27,650,000
Series C-4, Daily VRDN and Put, 0.08%, 7/01/23	11,100,000	11,100,000
[b]California State GO, Kindergarten, Series B3, Daily VRDN and Put, 0.07%, 5/01/34	5,300,000	5,300,000
[b]Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 93-14, Daily VRDN and Put, 0.07%, 9/02/25	13,500,000	13,500,000
[b]Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.14%, 7/01/31	4,500,000	4,500,000
[b]Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.08%, 7/01/34	10,000,000	10,000,000
[b]Los Angeles Department of Water and Power Waterworks Revenue, Series B, Sub Series B-2, Daily VRDN and Put, 0.05%, 7/01/35	5,000,000	5,000,000
[b]Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.06%, 7/01/35	2,600,000	2,600,000
[b]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding, Series C, Daily VRDN and Put, 0.14%, 12/01/38	5,650,000	5,650,000
[b]Southern California Public Power Authority Revenue,		
Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.09%, 7/01/20	3,000,000	3,000,000
Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.09%, 7/01/20	3,000,000	3,000,000
Total Short Term Investments (Cost $143,300,000)		143,300,000
Total Investments (Cost $1,586,432,011) 98.4%		1,652,222,042
Other Assets, less Liabilities 1.6%		26,034,824
Net Assets 100.0%		$ 1,678,256,866

a Security has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2012, the aggregate value of these securities was $7,658,374, representing 0.46% of net assets.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ABAG	-	The Association of Bay Area Governments
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CDA	- Community	Development Authority/Agency
CFD	- Community	Facilities District
CIFP	- Capital Improvement Financing Program
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM		Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited) (continued)

FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GO	- General Obligation
ID	- Improvement District
MFR	- Multi-Family Revenue
MT A	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee		Corp.
NATL RE - National Public Financial Guarantee			Corp. Reinsured
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
PUD	- Public Utility District
RDA	- Redevelopment Agency/Authority
UHSD	- Unified/Union	High School District
USD	- Unified/Union	School District
XLCA	- XL Capital Assurance

Franklin Municipal Securities Trust

Statement of Investments, February 29,2012 (unaudited)

Municipal Bonds 97.0%
Tennessee 84.2%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,131,730
Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,
6/01/28	1,100,000	1,228,920
6/01/32	2,565,000	2,813,472
Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29	1,075,000	1,157,162
Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,338,350
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	596,920
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Medical Center, Refunding, AGMC Insured,
5.00%, 10/01/22	3,250,000	3,589,950
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,243,640
Series A, 5.00%, 9/01/35	3,185,000	3,550,574
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,597,351
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,376,640
Franklin County Health and Educational Facilities Board Revenue, University South Project, AMBAC Insured, 5.00%, 9/01/24	2,000,000	2,168,140
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,405,534
Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,090,660
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
Improvement, NATL RE, FGIC Insured, 5.00%, 4/01/31	1,000,000	1,086,560
Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 4/01/27	2,500,000	2,528,300
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities, Improvement,
NATL Insured, 5.00%, 9/01/29	1,000,000	1,037,390
NATL Insured, 5.00%, 9/01/34	2,310,000	2,381,887
NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	3,974,947
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,368,875
Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,294,600
Johnson City Electric Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,109,240
Johnson City Health and Educational Facilities Board Hospital Revenue, Series A, NATL Insured, Pre-Refunded, 5.125%,
7/01/25	2,220,000	2,224,329
Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project, Series A, GNMA Secured,
5.90%, 6/20/37	1,300,000	1,304,732
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,172,933
Kingsport IDB, MFHR, Model City Airport Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,943,216
Knox Chapman Tennessee Utility District Knox County Water and Sewer Revenue, 5.25%, 1/01/36	1,500,000	1,705,005
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,163,440
NATL Insured, 5.00%, 12/01/24	1,790,000	1,992,127
NATL Insured, 5.00%, 12/01/25	1,000,000	1,104,440
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,647,053
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36	5,000,000	1,492,500
Fort Sanders Alliance, Refunding, NATL Insured, 5.75%, 1/01/14	1,250,000	1,333,200
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,629,200
4/01/36	5,000,000	5,149,900
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, 5.00%, 4/01/37	3,000,000	3,121,920
Knoxville Water Revenue, System Improvement, Series R, AGMC Insured, 5.00%, 3/01/30	2,370,000	2,489,282
Lawrenceburg PBA, GO, Electric System, Public Works, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,500,000	2,945,825
Lenoir City Electric System Revenue, Refunding and Improvement, AGMC Insured, 5.00%, 6/01/21	2,000,000	2,004,040
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,091,480
Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	6,019,805
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,479,356
NATL Insured, 5.00%, 10/01/22	5,000,000	5,430,650
Refunding, 5.00%, 5/01/36	4,135,000	4,627,437
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,810,725
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,372,960
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,420,700
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,754,297

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDA	- Housing Development Authority/Agency
IDB	- Industrial Development Bond/Board
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE -		National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At February 29, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments

4. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 29,2012, all of the Funds' investments in securities carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15,2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

6. SUBSEQUENT

EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

13524-1

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

By   /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2012